December 31, 2002

Berger Institutional
Products Trust
Annual Report

[BERGER FUNDS LOGO]

Berger IPT-International Fund

                              IMPORTANT INFORMATION

On September 3, 2002, Stilwell Financial Inc. ("Stilwell"), the parent company of Berger Financial Group LLC ("Berger"), announced its intention to consolidate all of its investment advisory operations under Janus Capital Management LLC ("Janus Capital"). As a result of the consolidation, effective January 1, 2003, Janus Capital Corporation and Stilwell merged and the new organization - Janus Capital Group Inc. ("JCG") - is now responsible for the strategic direction of its investment management subsidiaries, including Berger. Berger is now 86% owned by Janus Capital and it is anticipated that Berger will be dissolved.

In connection with the reorganization of Berger, the Berger IPT Funds' Independent Trustees have approved, subject to shareholder approval, the reorganization of the following Berger IPT Fund into a comparable Janus fund:

Current Fund                       Proposed Acquiring Fund
------------                       -----------------------
Berger IPT - International Fund    Janus Aspen International Growth Portfolio

It is anticipated that shareholders will be receiving materials about the proposed reorganizations in January and that a shareholders meeting will be held in March 2003. Your insurance company will generally be passing these materials on to you as a variable contract owner with allocations in the Fund and requesting your vote on these matters.

Bank of Ireland Asset Management (U.S.) Limited, the Fund's sub-adviser, will continue to manage the Berger IPT - International Fund until its reorganization.

You may continue to direct any inquiries you may have regarding your Berger IPT Fund to your insurance company.



This report reflects the financial position of the Fund at December 31,2002 and the results of operations and changes in its net assets for the periods indicated.

                                                   Berger IPT-International Fund

TABLE OF CONTENTS
================================================================================

BERGER IPT-INTERNATIONAL FUND

Portfolio Manager Commentary ...................................................        4

Schedule of Investments ........................................................        5

FINANCIAL STATEMENTS AND NOTES

Statement of Assets and Liabilities ............................................        8

Statement of Operations ........................................................        9

Statements of Changes in Net Assets ............................................       10

Notes to Financial Statements ..................................................       11

FINANCIAL HIGHLIGHTS ...........................................................       14

REPORT OF INDEPENDENT ACCOUNTANTS ..............................................       15

FUND TRUSTEES AND OFFICERS (UNAUDITED) .........................................       16

Shares of the Funds are not offered directly to the public but are sold only in connection with investments in variable annuity and variable life insurance contracts issued by life insurance companies, as well as to certain qualified retirement plans.

This material must be preceded or accompanied by a prospectus for Berger Funds that contains more complete information including risks, fees and expenses. Please read it carefully before you invest. Berger Distributors LLC (2/03)


               Berger IPT - International Fund o December 31, 2002 Annual Report

4

                              Ticker Symbol                                BINLX
BERGER IPT-                   PORTFOLIO MANAGER COMMENTARY BANK OF IRELAND ASSET
INTERNATIONAL FUND                                        MANAGEMENT (U.S.) LTD.
================================================================================
Market Conditions

Most global equity markets recorded negative returns in 2002 for the third consecutive year -D and for the first time since the early years of World War
II. The S&P 500 Index(1) of America's largest corporations shed nearly a quarter of its value during 2002 due to continuing declines in the technology, media and telecommunication sectors, corporate misconduct and increased military tensions. European markets were among the worst performers, with Germany's DAX Index(2) declining 44% and the French CAC-40 Index(3) falling 32%.

Consumer staples stocks were among the best performers for the twelve months while the fourth quarter showed better performances by selected stocks in the pharmaceutical, technology and financial sectors.

Fund Performance

For the twelve months ended December 31, 2002, the Berger IPT-International Fund (the "Fund") fell by 21.41% compared to a decline of 15.66% in its benchmark, the MSCI EAFE Index.(4) The largest contributor to this underperformance was the Fund's relatively low exposure to Japan, which outperformed the broader index over the year. Additionally, our preference has been for export-oriented companies in Japan and the relative strength of the yen has had a negative impact on these stocks.

Insurers were particularly hard hit as falling equity markets raised concerns about the solvency of many companies and their ability to write new business. Higher than normal claims arising from the 9/11 terrorist attacks and flooding in central Europe compounded the problem. Swiss Reinsurance, the world's number two reinsurance company, was particularly impacted. However, the company's recent operating results indicate it is beginning to benefit from the rise in premiums post 9/11. Insurance sector woes helped depress shares of the Dutch bank, ING Groep NV, which garners about two-thirds of its profits from insurance operations. The bank possesses a strong balance sheet and has been able to control costs in a difficult environment. Both Swiss Reinsurance and ING Groep NV had improved results in the fourth quarter.

Mobile phone giant, U.K.-quoted Vodafone Group PLC, declined during the first three quarters of 2002 as concerns arose over the ability of mobile operators to generate sufficient revenue from the next generation of mobile services -D 3G -D to justify recent years' investments. However, the company's shares advanced sharply from lows reached in the third quarter as its mobile phone markets and margins continued to grow, generating considerable cash flow.

Dutch-quoted global supermarket operator Royal Ahold NV also dragged down Fund performance. Share prices fell as fears grew about its performance in key U.S. markets due to competition from Wal-Mart Stores, Inc. There also were troubles in its Latin American markets, particularly Argentina.

For the better part of 2002 investors preferred companies that continued to demonstrate visible earnings growth and stability. Many of these were in the consumer staples and oil sectors. U.K.-quoted Unilever PLC, the world's leading producer of ice cream, rallied in the third quarter as it produced earnings ahead of expectations. The company is shedding brands and cutting costs to focus on its most profitable products.

Shares of the Italian oil and gas company, ENI S.p.A., advanced in the fourth quarter as the company benefited from increases in crude oil prices and its upstream production capabilities. Similarly, France's TotalFinaElf SA produced good results. The company continues to benefit from productivity gains arising from its acquisition of Petrofina and Elf Acquitaine.

(1) The S&P 500 Index is a market capitalization-weighted index composed of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and the Over-the-Counter market. The Index is unmanaged and includes reinvestment of dividends and capital gains, but does not reflect management fees, trading costs and other expenses. Investors cannot actually make investments in the Index.

(2) The German Stock Exchange Index (DAX) is a total return index of 30 selected German blue chip stocks traded on the Frankfurt Stock Exchange. The Index was developed with a base level of 1,000 as December 31, 1987. The Index is unmanaged and includes reinvestment of dividends and capital gains, but does not reflect management fees, trading costs and other expenses. Investors cannot actually make investments in the Index.

(3) The CAC-40 Index is a narrow-based capitalization-weighted index of 40 companies listed on the Paris Bourse Stock Exchange. The Index was developed with a base level of 1,000 as of December 31, 1987. The Index is unmanaged and includes reinvestment of dividends and capital gains, but does not reflect management fees, trading costs and other expenses. Investors cannot actually make investments in the Index.

(4) The Morgan Stanley Capital International (MSCI) EAFE Index represents developed overseas markets. The Index is unmanaged and includes reinvestment of gross dividends and capital gains, but does not reflect management fees, trading costs and other expenses. Investors cannot actually make investments in the Index.

Opinions and forecasts regarding sectors, industries, companies and/or themes are subject to change at any time based on market conditions and should not be construed as a recommendation of any specific security. Portfolio holdings and composition are subject to change.

Foreign investing involves special risks, such as currency fluctuations and political and economic uncertainty, which are discussed further in the prospectus. Investments in the Fund are not insured by the Federal Deposit Insurance Corporation, are not deposits and are not obligations of, or endorsed or guaranteed in any way by, any bank.

Past performance is no guarantee of future results. Investment returns and principal value will fluctuate, and you may have a gain or loss when you sell shares. Performance information provided in this report does not reflect the deduction of taxes shareholders may pay on Fund distributions or the redemption of Fund shares. Please visit our web site at www.berger.com for more current performance information.

Berger IPT - International Fund o December 31, 2002 Annual Report

                                                   Berger IPT-International Fund

PERFORMANCE OVERVIEW
================================================================================

BERGER IPT-INTERNATIONAL FUND -- GROWTH OF $10,000

[GRAPH]

Berger IPT-International Fund       $8,398

MSCI EAFE Index                     $9,025

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2002

One Year                           (21.41)%

Five Year                           (3.02)%

Life of Fund (5/1/97)               (3.03)%

================================================================================

SCHEDULE OF INVESTMENTS

                                                                                      December 31, 2002
-------------------------------------------------------------------------------------------------------
Country/Shares           Company                            Industry                              Value
-------------------------------------------------------------------------------------------------------
COMMON STOCK (90.24%)
Australia (2.92%)
         7,377           Fosters Group Ltd.                 Restaurants/Pubs/Breweries       $   18,682
         1,740           National Australia Bank Ltd.       Banks                                31,089
         3,577           News Corp. Ltd.                    Media & Photography                  23,109
         3,752           Westpac Banking Corp. Ltd.         Banks                                29,032
-------------------------------------------------------------------------------------------------------
                                                                                                101,912
-------------------------------------------------------------------------------------------------------

Finland (1.01%)
         2,217           Nokia Oyj                          Information Technology Hardware      35,223
-------------------------------------------------------------------------------------------------------

France (7.69%)
         1,555           Aventis SA                         Pharmaceuticals                      84,472
         2,885           AXA                                Insurance                            38,696
           400           Lafarge SA                         Construction & Building Materials    30,119
           809           TotalFinaElf SA - Class B          Oil & Gas                           115,467
-------------------------------------------------------------------------------------------------------
                                                                                                268,754
-------------------------------------------------------------------------------------------------------

Germany (5.40%)
           176           Allianz AG - Reg.                  Insurance                            16,731
         1,574           Bayer AG                           Chemicals - Commodity                33,756
         1,634           Bayerische Motoren Werke AG        Automobiles                          49,556
           420           Deutsche Bank AG - Reg.            Banks                                19,336
         1,723           E.On AG                            Diversified Industrials              69,476
-------------------------------------------------------------------------------------------------------
                                                                                                188,855
-------------------------------------------------------------------------------------------------------

Hong Kong (2.41%)
         4,000           Cheung Kong (Holdings) PLC         Real Estate                          26,030
         3,500           Hong Kong Electric Holdings Ltd.   Electricity                          13,262
       136,000           Petrochina Co. Ltd.                Oil & Gas                            27,031
         3,000           Sun Hung Kai Properties Ltd.       Real Estate                          17,734
-------------------------------------------------------------------------------------------------------
                                                                                                 84,057
-------------------------------------------------------------------------------------------------------

               Berger IPT - International Fund o December 31, 2002 Annual Report

6

BERGER IPT-
INTERNATIONAL FUND

================================================================================

SCHEDULE OF INVESTMENTS

                                                                                                      December 31, 2002
-----------------------------------------------------------------------------------------------------------------------
Country/Shares           Company                                     Industry                                     Value
-----------------------------------------------------------------------------------------------------------------------
COMMON STOCK (90.24%) - CONTINUED
Ireland (0.52%)
         1,482           CRH PLC                                     Construction & Building Materials        $  18,339
-----------------------------------------------------------------------------------------------------------------------

Italy (3.88%)
         5,168           ENI S.p.A.                                  Oil & Gas                                   82,108
         7,064           Telecom Italia S.p.A.                       Telecommunications Services                 53,560
-----------------------------------------------------------------------------------------------------------------------
                                                                                                                135,668
-----------------------------------------------------------------------------------------------------------------------

Japan (12.53%)
           430           ACOM Co. Ltd.                               Specialty & Other Finance                   14,121
         3,000           Canon, Inc.                                 Electronic & Electrical Equipment          112,917
         2,000           Fuji Photo Film Co. Ltd.                    Media & Photography                         65,173
         1,200           Honda Motor Co. Ltd.                        Automobiles                                 44,358
           500           Hoya Corp.                                  Electronic & Electrical Equipment           34,987
           400           Nintendo Co. Ltd.                           Entertainment/Leisure/Toys                  37,353
            13           NTT DoCoMo, Inc.                            Telecommunications Services                 23,973
           200           Rohm Co. Ltd.                               Information Technology Hardware             25,446
           500           Sony Corp.                                  Household Goods & Textiles                  20,882
         1,400           Takeda Chemicals Industries Ltd.            Pharmaceuticals                             58,471
-----------------------------------------------------------------------------------------------------------------------
                                                                                                                437,681
-----------------------------------------------------------------------------------------------------------------------

South Korea (2.09%)
           500           Kookmin Bank - Spon. ADR                    Banks                                       17,675
           625           POSCO - Spon. ADR                           Steel & Other Materials                     15,456
           298           Samsung Electronics Co. Ltd. - GDR Reg.     Electronic & Electrical Equipment           39,783
-----------------------------------------------------------------------------------------------------------------------
                                                                                                                 72,914
-----------------------------------------------------------------------------------------------------------------------

Netherlands (9.55%)
         3,971           ABN Amro Holdings NV                        Banks                                       64,881
           650           Heineken NV                                 Beverages                                   25,358
         4,834           ING Groep NV                                Banks                                       81,820
         3,130           Koninklijike Ahold NV                       Food & Drug Retailers                       39,717
         2,941           Koninklijke Phillips Electronics NV         Household Goods & Textiles                  51,507
         2,964           Reed Elsevier NV                            Media & Photography                         36,212
         1,115           TPG NV                                      Support Services                            18,066
           624           VNU NV                                      Media & Photography                         16,262
-----------------------------------------------------------------------------------------------------------------------
                                                                                                                333,823
-----------------------------------------------------------------------------------------------------------------------

Spain (3.12%)
         8,054           Banco Santander Central Hispano SA          Banks                                       55,238
         6,013           Telefonica SA*                              Telecommunications Services                 53,789
-----------------------------------------------------------------------------------------------------------------------
                                                                                                                109,027
-----------------------------------------------------------------------------------------------------------------------

Switzerland (11.63%)
           575           Nestle SA Reg.                              Food Producers & Processors                121,810
         1,810           Novartis AG Reg.                            Pharmaceuticals                             66,021
           860           Roche Holding                               Pharmaceuticals                             59,910
         1,083           Swiss Reinsurance Reg.                      Insurance                                   71,020
         1,799           UBS AG Reg.                                 Banks                                       87,407
-----------------------------------------------------------------------------------------------------------------------
                                                                                                                406,168
-----------------------------------------------------------------------------------------------------------------------

Berger IPT - International Fund o December 31, 2002 Annual Report

                                                   Berger IPT-International Fund

================================================================================

SCHEDULE OF INVESTMENTS

                                                                                                           December 31, 2002
----------------------------------------------------------------------------------------------------------------------------
Country/Shares                    Company                               Industry                                       Value
----------------------------------------------------------------------------------------------------------------------------
COMMON STOCK (90.24%) - CONTINUED
United Kingdom (27.49%)
          1,650                   3i Group PLC                          Investment Co.                          $     14,739
         13,424                   Barclays PLC                          Banks                                         83,183
          1,569                   Boots Co. PLC                         Retail Trade                                  14,798
          7,730                   BP PLC                                Oil & Gas                                     53,125
          3,986                   British American Tobacco PLC          Tobacco                                       39,808
          5,694                   Cadbury Schweppes PLC                 Food Producers & Processors                   35,467
          5,903                   Compass Group PLC                     Restaurants/Pubs/Breweries                    31,353
          7,535                   Diageo PLC                            Beverages                                     81,861
          4,775                   GlaxoSmithKline PLC                   Pharmaceuticals                               91,610
          6,233                   Hilton Group PLC                      Leisure, Entertainment, & Hotels              16,753
          4,785                   HSBC Holdings PLC                     Commercial Banks & Other Banks                52,870
          4,031                   Kingfisher PLC                        Retail Trade                                  14,436
         10,260                   Lloyds TSB Group PLC                  Banks                                         73,650
          5,352                   Prudential Corp. PLC                  Life Assurance                                37,816
         12,599                   Shell Transport And Trading Co. PLC   Oil & Gas                                     82,937
          1,005                   Smiths Group PLC                      Aerospace & Defense                           11,250
         10,229                   Tesco PLC                             Food & Drug Retailers                         31,939
          3,510                   TI Automotive Ltd. -
                                  Ordinary A Shares*@ [X]               Automobile Components                             --
          8,456                   Unilever PLC                          Food Producers & Processors                   80,435
         41,824                   Vodafone Group PLC                    Telecommunications Services                   76,235
          1,912                   Wolseley PLC                          Construction & Building Materials             16,048
          2,640                   WPP Group PLC                         Media & Photography                           20,162
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                     960,475
----------------------------------------------------------------------------------------------------------------------------
Total Common Stock (Cost $2,865,929)                                                                               3,152,896
----------------------------------------------------------------------------------------------------------------------------
Total Investments (Cost $2,865,929) (90.24%)                                                                       3,152,896
Total Other Assets, Less Liabilities (9.76%)                                                                         340,877
----------------------------------------------------------------------------------------------------------------------------
Net Assets (100.00%)                                                                                            $  3,493,773
----------------------------------------------------------------------------------------------------------------------------

Outstanding Forward Foreign Currency Contracts

                            Contract         Maturity              Value on       Unrealized
             Currency         Amount             Date     December 31, 2002     Depreciation
---------------------------------------------------------------------------------------------
Sell     Japanese Yen      2,935,000        1/16/2003               $24,729          $  (911)
Sell     Japanese Yen      2,776,000        1/28/2003                23,400             (995)
---------------------------------------------------------------------------------------------
                                                                    $48,129          $(1,906)
---------------------------------------------------------------------------------------------

* Non-income producing security.
ADR - American Depositary Receipt.
GDR - Global Depository Receipt.
PLC -  Public Limited Company.
+ - Security is designated as collateral for forward foreign currency contracts. @ - Security valued at fair value determined in good faith pursuant to procedures established by and under the supervision of the Fund's trustees.

[X] SCHEDULE OF RESTRICTED SECURITIES AND/OR ILLIQUID SECURITIES

                                                                    Fair Value
                                  Date                   Fair        as a %
                                Acquired         Cost    Value    of Net Assets
                                --------         ----    -----    -------------
TI Automotive Ltd. -
Ordinary A Shares               6/30/2001         $0      $0          0.00%

See notes to financial statements.

               Berger IPT - International Fund o December 31, 2002 Annual Report

8

FINANCIAL STATEMENTS

================================================================================

STATEMENT OF ASSETS AND LIABILITIES

                                                                                December 31, 2002
-------------------------------------------------------------------------------------------------
ASSETS
Investments, at cost                                                                  $ 2,865,929
-------------------------------------------------------------------------------------------------
Investments, at value                                                                 $ 3,152,896
Cash                                                                                        9,282
Foreign cash (cost $2,015)                                                                  2,049
Receivables
   Investment securities sold                                                              13,707
   Fund shares sold                                                                       383,699
   Dividends                                                                               13,706
   Due from Adviser                                                                        11,240
-------------------------------------------------------------------------------------------------
        Total Assets                                                                    3,586,579
-------------------------------------------------------------------------------------------------
LIABILITIES
Payables
    Fund shares redeemed                                                                   44,282
    Loan payable to bank                                                                   20,000
Accrued investment advisory fees                                                            2,342
Accrued custodian and accounting fees                                                       8,376
Accrued transfer agent fees                                                                   840
Accrued audit fees                                                                         15,060
Net unrealized depreciation on forward currency contracts                                   1,906
-------------------------------------------------------------------------------------------------
        Total Liabilities                                                                  92,806
-------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO SHARES OUTSTANDING                                           $ 3,493,773
-------------------------------------------------------------------------------------------------

COMPONENTS OF NET ASSETS
Capital (par value and paid in surplus)                                               $ 4,999,536
Undistributed net investment income                                                        35,274
Undistributed net realized loss on securities and foreign currency transactions        (1,827,855)
Net unrealized appreciation on securities and foreign currency transactions               286,818
-------------------------------------------------------------------------------------------------
                                                                                      $ 3,493,773
-------------------------------------------------------------------------------------------------
Shares Outstanding (par value $0.01, unlimited shares authorized)                         482,234
-------------------------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption Price Per Share                              $      7.24
-------------------------------------------------------------------------------------------------

See notes to financial statements.

Berger IPT - International Fund o December 31, 2002 Annual Report

                                                  Financial Statements and Notes

================================================================================

STATEMENT OF OPERATIONS

                                                                                             Year Ended
                                                                                      December 31, 2002
-------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends (net of foreign tax withholding of $14,605)                                    $   100,442
   Interest                                                                                       1,192
-------------------------------------------------------------------------------------------------------
        Total Income                                                                            101,634
-------------------------------------------------------------------------------------------------------
EXPENSES
   Investment advisory fees                                                                      36,889
   Accounting fees                                                                                6,368
   Custodian fees                                                                                76,633
   Transfer agent fees                                                                            1,897
   Registration fees                                                                                261
   Audit and tax fees                                                                            24,481
   Legal fees                                                                                        97
   Trustees' fees and expenses                                                                      369
   Shareholder reporting fees                                                                     2,771
   Interest expense                                                                               1,669
   Other expenses                                                                                   128
-------------------------------------------------------------------------------------------------------
      Gross Expenses                                                                            151,563
      Less fees waived and/or expenses reimbursed by Adviser                                    (99,566)
      Less earnings credits                                                                         (61)
      Less brokerage credits                                                                     (5,504)
-------------------------------------------------------------------------------------------------------
      Net Expenses                                                                               46,432
-------------------------------------------------------------------------------------------------------
      Net Investment Income                                                                      55,202
-------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS ON SECURITIES
  AND FOREIGN CURRENCY TRANSACTIONS
Net realized loss on securities and foreign currency transactions                            (1,266,847)
Net change in unrealized appreciation on securities and foreign currency transactions           431,021
-------------------------------------------------------------------------------------------------------
Net Realized and Unrealized Loss on Securities and Foreign Currency Transactions               (835,826)
-------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                        $  (780,624)
-------------------------------------------------------------------------------------------------------

See notes to financial statements.

               Berger IPT - International Fund o December 31, 2002 Annual Report

10

FINANCIAL STATEMENTS

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                        Years Ended December 31,
                                                                                        2002                 2001
---------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income                                                                $     55,202        $    104,575
Net realized loss on securities and foreign currency transactions                      (1,266,847)           (508,677)
Net change in unrealized appreciation (depreciation) on securities and foreign
  currency transactions                                                                   431,021            (982,032)
---------------------------------------------------------------------------------------------------------------------
Net Decrease in Net Assets Resulting from Operations                                     (780,624)         (1,386,134)
---------------------------------------------------------------------------------------------------------------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
Distributions                                                                            (121,705)           (418,555)
---------------------------------------------------------------------------------------------------------------------
Net Decrease in Net Assets from Distributions to Shareholders                            (121,705)           (418,555)
---------------------------------------------------------------------------------------------------------------------
FROM FUND SHARE TRANSACTIONS
Proceeds from shares sold                                                              16,701,121           3,475,569
Net asset value of shares issued in reinvestment of distributions                         121,705             418,555
Payments for shares redeemed                                                          (17,936,886)         (3,290,420)
---------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets Derived from Fund Share Transactions             (1,114,060)            603,704
---------------------------------------------------------------------------------------------------------------------
Net Decrease in Net Assets                                                             (2,016,389)         (1,200,985)

NET ASSETS
Beginning of period                                                                     5,510,162           6,711,147
---------------------------------------------------------------------------------------------------------------------
End of period                                                                        $  3,493,773        $  5,510,162
---------------------------------------------------------------------------------------------------------------------
Undistributed net investment income                                                  $     35,274        $    112,851
---------------------------------------------------------------------------------------------------------------------
TRANSACTIONS IN FUND SHARES
Shares sold                                                                             2,028,090             315,384
Shares issued to shareholders in reinvestment of distributions                             17,117              44,958
Shares redeemed                                                                        (2,137,786)           (297,791)
---------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Shares                                                         (92,579)             62,551
Shares outstanding, beginning of period                                                   574,813             512,262
---------------------------------------------------------------------------------------------------------------------
Shares outstanding, end of period                                                         482,234             574,813
---------------------------------------------------------------------------------------------------------------------

See notes to financial statements.

Berger IPT - International Fund o December 31, 2002 Annual Report

                                                  Financial Statements and Notes

NOTES TO FINANCIAL
STATEMENTS
December 31, 2002
================================================================================

1.  Organization and Significant Accounting Policies

Organization

The Berger IPT-International Fund (the "Fund") is a series of the Berger Institutional Products Trust (the "Trust"), a Delaware business trust, established on October 17, 1995. The Trust is organized as a diversified open-end management investment company. The Trust is authorized to issue an unlimited number of shares of beneficial interest in series or portfolios. Currently, the Fund, Berger IPT-Growth Fund, Berger IPT-Large Cap Growth Fund and Berger IPT-Small Company Growth Fund (collectively the "Funds") are the only portfolios established under the Trust.

The Trust is registered under the Investment Company Act of 1940 and its shares are registered under the Securities Act of 1933. Shares of each Fund are fully paid and non-assessable when issued. All shares issued by a particular Fund participate equally in dividends and other distributions by that Fund. The Trust's shares are not offered directly to the public, but are sold exclusively to insurance companies ("Participating Insurance Companies") as a pooled funding vehicle for variable annuity and variable life insurance contracts issued by separate accounts of Participating Insurance Companies and to qualified plans.

On September 3, 2002, Stilwell Financial Inc. ("Stilwell"), the parent company of Berger Financial Group LLC ("Berger"), the Fund's investment adviser, announced its intention to consolidate all of its investment advisory operations under Janus Capital Management LLC ("Janus Capital"). This transaction was effective on December 31, 2002. As a result, Berger will be consolidated into Janus Capital and Berger will cease to exist.

In connection with the anticipated reorganization of Berger, the Fund's trustees approved, subject to shareholder approval, the reorganization of the Berger IPT-International Fund into the Janus Aspen International Growth Portfolio. Shareholders of the Fund will be asked to vote on the proposed reorganization at a shareholders' meeting scheduled for March 2003. Bank of Ireland Asset Management (U.S.) Limited ("BIAM"), which serves as the investment sub-adviser, will continue to manage the Fund until its reorganization.

Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities are valued at the close of the regular trading session of the New York Stock Exchange (the "Exchange") on each day that the Exchange is open. Securities listed on national exchanges, the Nasdaq Stock Market and foreign exchanges are valued at the last sale price on such markets, or, if no last sale price is available, they are valued using the mean between their current bid and ask prices. Prices of foreign securities are converted into U.S. dollars using exchange rates determined prior to the close of the Exchange. Securities traded in the over-the-counter market are valued at the mean between their current bid and ask prices. Short-term obligations maturing within sixty days are valued at amortized cost, which approximates market value. Securities for which quotations are not readily available are valued at fair values as determined in good faith pursuant to consistently applied procedures established by the trustees of the Fund.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the Exchange. The values of foreign securities used in computing the Fund's net asset value are determined as of the earlier of such market close or the closing time of the Exchange. Occasionally, events affecting the value of such securities may occur between the times at which they are determined and the close of the Exchange, or when the foreign market on which such securities trade is closed but the Exchange is open, which will not be reflected in the computation of net asset value. If during such periods, events occur that materially affect the value of such securities, the securities will be valued at their fair market value as determined in good faith pursuant to consistently applied procedures established by the trustees of the Fund.

Calculation of Net Asset Value

The Fund's per share calculation of net asset value is determined by dividing the total value of it assets, less liabilities, by the total number of shares outstanding.

Federal Income Tax Status

It is the Fund's intention to comply with the provisions of subchapter M of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute all of its taxable income, if any, to shareholders. Therefore, no income tax provision is required.

Foreign Currency Translation

Assets and liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers on

               Berger IPT - International Fund o December 31, 2002 Annual Report

12

NOTES TO FINANCIAL
STATEMENTS
December 31, 2002

================================================================================

the date of valuation. The cost of securities is translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Investment Transactions and Investment Income

Investment transactions are accounted for on the date investments are purchased or sold. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date if such information is obtained subsequent to the ex-dividend date. Dividend income is recorded net of foreign taxes withheld. Interest income is recorded on the accrual basis and includes accretion of discount and amortization of premium. Gains and losses are computed on the identified cost basis for both financial statement and federal income tax purposes for all securities.

Common Expenses

Certain expenses, which are not directly allocable to a specific Fund, are allocated pro rata to the Funds.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

2.  Agreements

Berger serves as the investment adviser to the Fund. As compensation for its services to the Fund, Berger receives an investment advisory fee according to the following annual rates of average daily net assets: .85% of the first $500 million; .80% of the next $500 million; and .75% over $1 billion. Such fee is accrued daily and paid monthly. Berger has delegated the day-to day portfolio management of the Fund to BIAM, which serves as the investment sub-adviser. As sub-adviser to the Fund, BIAM receives a sub-advisory fee from Berger based on the average daily net assets of the Fund.

Berger has agreed to waive its advisory fee and reimburse expenses to the Fund to the extent that normal operating expenses in any given fiscal year (including the advisory fee but excluding brokerage commissions, interest, taxes and extraordinary expenses) exceed 1.20% of the average daily net assets of the Fund.

The Fund has entered into an administrative services agreement with Berger. Berger continues to provide these administrative services to the Fund at no cost.

The Trust, on behalf of the Fund, has entered into a custody, recordkeeping and pricing agreement with State Street Bank and Trust Company ("State Street"). The custody, recordkeeping and pricing agreement provides for the monthly payment of a fee computed as a percentage of average daily net assets on a total relationship basis with other Berger Funds. State Street's fees for custody, recordkeeping and pricing are subject to reduction by credits earned by the Fund, based on the cash balances of the Fund held by State Street as custodian. Such reductions are included in Earnings Credits in the Statement of Operations.

The trustees of the Fund have authorized portfolio transactions to also be placed through certain unaffiliated broker-dealers. When transactions are effected through such broker-dealers, a portion of the commission is credited against, and thereby reduces, operating expenses that the Fund would otherwise be obligated to pay. Such credits are included as Brokerage Credits on the Statement of Operations. No such credits were earned from affiliated broker-dealers

Certain officers and/or directors of Berger are also officers and/or trustees of the Trust. Trustees who are not affiliated with Berger are compensated for their services. Such fees are allocated among the entire Berger Funds complex. For the period ended December 31, 2002, such trustees' fees and expenses totaled $369 for the Fund.

The Trust adopted a trustee fee deferral plan (the "Plan") which allows the non-affiliated trustees to defer the receipt of all or a portion of the trustee fees payable. The deferred fees are invested in various funds advised by Berger until distribution in accordance with the Plan.

3. Investment Transactions

Purchases and Sales

Purchases and sales proceeds of investment securities (excluding short-term securities) were $7,902,645 and $9,133,688, respectively, for the year ended December 31, 2002.

There were no purchases or sales of long-term U.S. government securities during the period.

Berger IPT - International Fund o December 31, 2002 Annual Report

                                                  Financial Statements and Notes

================================================================================

Forward Contracts

The Fund may hold forward foreign currency exchange contracts for the purpose of hedging the portfolio against exposure to market value fluctuations. The use of such instruments may involve certain risks as a result of unanticipated movements in the market, a lack of correlation between the value of such instruments and the assets being hedged, or unexpected adverse price movement. In addition, there can be no assurance that a liquid secondary market will exist for the instrument. Realized and unrealized gains or losses on forward foreign currency contracts are included in Net Realized and Unrealized Gain (Loss) on Securities and Foreign Currency Transactions in the Statement of Operations.

Repurchase Agreements

Repurchase agreements held by the Fund are fully collateralized by U.S. government or government agency securities and such collateral is in the possession of the Fund's custodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Concentration of Risk

The Fund may have elements of risk due to concentrated investments in specific industries or foreign issuers located in a specific country. Such concentrations may subject the Fund to additional risk resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Net Realized and Unrealized Gain (Loss) on Securities and Foreign Currency Transactions in the Statement of Operations includes fluctuations from currency exchange rates and fluctuations in market value.

4.  Federal Income Taxes

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. The tax composition of dividends to shareholders was $121,705 of ordinary income distributions.

Dividends received by shareholders of the Fund, which are derived from foreign source income, and foreign taxes paid by the Fund are to be treated, to the extent allowable under the Code, as if received and paid by the shareholders of the Fund. During the year ended December 31, 2002, the Fund paid $14,605 of foreign taxes on $113,839 of foreign source income.

The Fund distributes net realized capital gains, if any, to its shareholders at least annually, if not offset by capital loss carryovers. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to the differing treatment of net operating losses and foreign currency transactions. Accordingly, these permanent differences have been reclassified to paid-in-capital.

The tax components of capital represent distribution requirements the Fund must satisfy and losses or tax deductions the Fund may be able to offset against income and capital gains realized in future years.

                           TAX COMPONENTS OF CAPITAL

-------------------------------------------------------------------------------
Federal Tax Cost of Securities                                      $ 3,315,809
Tax appreciation                                                        377,105
Tax depreciation                                                       (540,018)
  Net tax appr./(depr.)                                                (162,913)
Undist. ordinary income                                                  40,196
Accumulated capital losses                                           (1,255,917)
Post-October loss deferral                                             (127,314)
Cumulative effect of other timing differences                               185
-------------------------------------------------------------------------------

The primary difference between book and tax appreciation/depreciation is due to wash sale loss deferrals. Accumulated capital losses represent net capital loss carryovers, which may be used to offset future realized capital gains for federal income tax purposes, and expire in 2009 and 2010. During the year ended December 31, 2002, the Fund elected to defer the post-October 31 net capital and/or currency losses, above, to the year ended December 31, 2003. The cumulative effect of other timing differences is primarily composed of foreign currency contracts.

5. Line of Credit

The Fund is party to an ongoing agreement with State Street that allows Berger Funds, collectively, to borrow up to $100 million for temporary or emergency purposes. Interest, based on the Federal Funds Rate plus a spread, is charged to the specific party that executes the borrowing. In addition, the unsecured line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. The Fund had outstanding line of credit borrowings of $20,000 at December 31, 2002. Such borrowings are considered short-term and were repaid subsequent to December 31, 2002.

               Berger IPT - International Fund o December 31, 2002 Annual Report

14

FINANCIAL
HIGHLIGHTS

================================================================================

BERGER IPT-INTERNATIONAL FUND

For a Share Outstanding Throughout the Period

                                                                                 Years Ended December 31,
                                                   ------------------------------------------------------------------------------
                                                         2002             2001             2000             1999             1998
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $     9.59       $    13.10       $    14.63       $    11.21       $     9.79
---------------------------------------------------------------------------------------------------------------------------------

FROM INVESTMENT OPERATIONS
      Net investment income                              0.16             0.21             0.10             0.03             0.08
      Net realized and unrealized gains
            (losses) from investments and
             foreign currency transactions              (2.22)           (2.89)           (1.59)            3.47             1.50
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                        (2.06)           (2.68)           (1.49)            3.50             1.58
---------------------------------------------------------------------------------------------------------------------------------
Less dividends and distributions
      Dividends (from net investment
         income)                                        (0.29)           (0.11)           (0.04)           (0.08)           (0.14)
      Distributions (from capital gains)                   --            (0.72)              --               --            (0.02)
---------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions                       (0.29)           (0.83)           (0.04)           (0.08)           (0.16)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $     7.24       $     9.59       $    13.10       $    14.63       $    11.21
---------------------------------------------------------------------------------------------------------------------------------
Total Return                                           (21.41)%         (20.27)%         (10.18)%          31.24%           16.13%
---------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period                 $3,493,773       $5,510,162       $6,711,147       $6,122,261       $5,430,076
     Net expense ratio to average net
          assets(1)                                  1.20%            1.20%            1.20%            1.20%            1.20%
     Ratio of net investment income
          to average net assets                      1.27%            1.80%            0.55%            0.51%            2.85%
     Gross expense ratio to average net
          assets                                     3.50%            1.60%            2.14%            2.46%            2.85%
     Portfolio turnover rate                          185%              24%              35%              26%              20%

(1) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser. Gross and net expenses do not include the deduction of any charges attributable to any particular variable insurance contract.

See notes to financial statements.

Berger IPT - International Fund o December 31, 2002 Annual Report

REPORT OF INDEPENDENT
ACCOUNTANTS

================================================================================

To the Board of Trustees and Shareholders of Berger Institutional Products Trust

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Berger IPT - International Fund (one of the portfolios constituting Berger Institutional Products Trust, hereafter referred to as the "Fund") at December 31,2002,the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31,2002 by correspondence with the custodian and brokers and the application of alternative auditing procedures where securities purchased had not been received, provide a reasonable basis for the opinion expressed above.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Denver, Colorado
January 31, 2003

               Berger IPT - International Fund o December 31, 2002 Annual Report

16

FUND TRUSTEES AND
OFFICERS (UNAUDITED)

================================================================================

The Fund is supervised by a board of trustees who are responsible for major decisions about the Fund's policies and overall Fund oversight. The Fund's board hires the companies that run day-to-day Fund operations, such as the investment adviser, administrator, transfer agent and custodian. The trustees do not serve for a specified term of office; however, they have adopted a retirement age of 75 years. The following table provides information about each of the trustees and officers of the Trust.

                     POSITION(S)                                                              NUMBER OF
                     HELD WITH THE                                                            FUNDS IN FUND
NAME, ADDRESS        TRUST AND                                                                COMPLEX         OTHER
AND DATE OF          LENGTH OF                                                                OVERSEEN BY     DIRECTORSHIPS
BIRTH                TIME SERVED      PRINCIPAL OCCUPATIONS DURING THE PAST 5 YEARS           TRUSTEE         HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Michael Owen         Chairman of the  Dean of Zayed University (since September 2000).        7               N/A
210 University       Board            Formerly self-employed as a financial and
Blvd.                (34 years)       management consultant, and in real estate
Suite 800                             development (from June 1999 to September 2000).
Denver, CO 80206                      Dean (from 1993 to June 1999), and a member of the
                                      Finance faculty (from 1989 to 1993), of the
                                      College of Business, Montana State University.
                                      Formerly, Chairman and Chief Executive Officer of
DOB: 1937                             Royal Gold, Inc. (mining) (1976 to 1989).
------------------------------------------------------------------------------------------------------------------------------------
Dennis E. Baldwin    Trustee          President, Baldwin Financial Counseling (since          17               N/A
210 University       (11 years)       July 1991). Formerly, Vice President and Denver
Blvd.                                 Office Manager of Merrill Lynch Capital Markets
Suite 800                             (1978 to 1990).
Denver, CO 80206

DOB:1928
------------------------------------------------------------------------------------------------------------------------------------
Katherine A.         Vice Chair of    General Partner/Managing Principal (since               17               N/A
Cattanach            the Board        September 1987), Sovereign Financial Services,
210 University       (8 years)        Inc. (financial consulting and management firm).
Blvd.                                 Executive Vice President (1981 to 1988), Captiva
Suite 800                             Corporation, Denver, Colorado (private investment
Denver, CO 80206                      management firm). Ph.D. in Finance (Arizona State
                                      University); Chartered Financial Analyst (CFA).
DOB: 1945
------------------------------------------------------------------------------------------------------------------------------------
Paul R. Knapp        Trustee          Executive Officer of DST Systems, Inc. ("DST"), a       17               Director and Vice
210 University       (8 years)        publicly traded information and transaction                              President (February
Blvd.                                 processing company, which acts as the Funds'                             1998 to November
Suite 800                             transfer agent (since October 2000). DST is 33%                          2000) of West Side
Denver, CO 80206                      owned by Janus Capital Group Inc., which                                 Investments, Inc.
                                      indirectly owns approximately 86% of Berger                              (investments), a
DOB: 1945                             Financial Group LLC. Mr. Knapp owns common shares                        wholly owned sub-
                                      and options convertible into common shares of DST                        sidiary of DST
                                      which, in the aggregate and assuming exercise of                         Systems, Inc.
                                      the options, would result in his owning less than
                                      1/2 of 1% of DST's common shares. Mr. Knapp is
                                      also President of Vermont Western Assurance, Inc.,
                                      a wholly owned subsidiary of DST Systems (since
                                      December 2000). President, Chief Executive Officer
                                      and a director (September 1997 to October 2000) of
                                      DST Catalyst, Inc., an international financial
                                      markets consulting, software and computer services
                                      company, (now DST International, a subsidiary of
                                      DST). Previously (1991 to October 2000), Chairman,
                                      President, Chief Executive Officer and a director
                                      of Catalyst Institute (international public policy
                                      research organization focused primarily on
                                      financial markets and institutions); also (1991 to
                                      September 1997), Chairman, President, Chief
                                      Executive Officer and a director of Catalyst
                                      Consulting (international financial institutions
                                      business consulting firm).
------------------------------------------------------------------------------------------------------------------------------------
Harry T. Lewis, Jr.  Trustee          Lewis Investments (since June 1988) (self-employed      17               Director, J.D.
210 University       (15 years)       private investor). Formerly, Senior Vice                                 Edwards  & Co.(1995
Blvd.                                 President, Rocky Mountain Region, of Dain Bosworth                       to March 2002);
Suite 800                             Incorporated and member of that firm's Management                        Director, National
Denver, CO 80206                      Committee (1981 to 1988).                                                Fuel Corporation (oil
                                                                                                               & gas production);
DOB: 1933                                                                                                      Advisory Director,
                                                                                                               Otologics, LLC,
                                                                                                               (implantable hearing
                                                                                                               aid) (since 1999);
                                                                                                               Member of Board,
                                                                                                               Wells Fargo
                                                                                                               Bank-Denver
------------------------------------------------------------------------------------------------------------------------------------

Berger IPT - International Fund o December 31, 2002 Annual Report

                        POSITION(S)                                                          NUMBER OF
                        HELD WITH THE                                                        FUNDS IN FUND
NAME, ADDRESS           TRUST AND                                                            COMPLEX          OTHER
AND DATE OF             LENGTH OF                                                            OVERSEEN BY      DIRECTORSHIPS
BIRTH                   TIME SERVED      PRINCIPAL OCCUPATIONS DURING THE PAST 5 YEARS       TRUSTEE          HELD BY TRUSTEE
----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
TRUSTEES
----------------------------------------------------------------------------------------------------------------------------------
William Sinclaire       Trustee          President (since January 1998), Santa Clara LLC     17               N/A
210 University          (31 years)       (privately owned agriculture company). President
Blvd.                                    (January 1963 to January 1998), Sinclaire Cattle
Suite 800                                Co. (privately owned agricultural company).
Denver, CO 80206

DOB: 1928
----------------------------------------------------------------------------------------------------------------------------------
Albert C. Yates         Trustee          President (since 1990), Chancellor and Professor    17               Member, Board of
210 University          (1 1/2 years)    of Chemistry - Department of Chemistry, of                           Directors, Adolph
Blvd.                                    Colorado State University. Formerly Executive Vice                   Coors Company
Suite 800                                President and Provost (1983 to 1990), Academic                       (brewing company)
Denver, CO 80206                         Vice President and Provost (1981 to 1983) and                        (since 1998);
                                         Professor of Chemistry (1981 to 1990) of                             Member Board of
DOB: 1941                                Washington State University. Vice President and                      Directors, Dominion
                                         University Dean for Graduate Studies and Research                    Industrial Capital
                                         and Professor of Chemistry of the University of                      Bank (1999 to
                                         Cincinnati (1977 to 1981).                                           2000); Member,
                                                                                                              Board of Directors,
                                                                                                              Centennial Bank of
                                                                                                              the West (since
                                                                                                              2001)
----------------------------------------------------------------------------------------------------------------------------------
INTERESTED
TRUSTEES AND
OFFICERS OF THE
TRUST
----------------------------------------------------------------------------------------------------------------------------------
Jack R. Thompson*       President and    President and a director since May 1999 (Executive  17                Audit Committee
210 University          Trustee of the   Vice President from February 1999 to May 1999) of                     Member of the
Blvd.                   Trust (since     Berger Growth Fund and Berger Large Cap Growth                        Public Employees'
Suite 800               May 1999)        Fund. President and a trustee since May 1999                          Retirement
Denver, CO 80206                         (Executive Vice President from February 1999 to                       Association of
                                         May 1999) of Berger Investment Portfolio Trust,                       Colorado (pension
DOB: 1949                                Berger Institutional Products Trust, Berger                           plan) from November
                                         Worldwide Funds Trust, Berger Worldwide Portfolios                    1997 to December
                                         Trust and Berger Omni Investment Trust. President                     2001
                                         and Chief Executive Officer since June 1999
                                         (Executive Vice President from February 1999 to
                                         June 1999) of Berger Financial Group LLC.
                                         Director, President and Chief Executive Officer of
                                         Stilwell Management, Inc. (from September 1999 to
                                         December 2002). President and Chief Executive
                                         Officer of Berger/Bay Isle LLC (from May 1999 to
                                         December 2002). Self-employed as a consultant from
                                         July 1995 through February 1999. Director of
                                         Wasatch Advisors (investment management) from
                                         February 1997 to February 1999.

*Messr. Thompson is considered an interested person of the Funds due to his positions held at Berger Financial Group LLC (or its affiliated companies).
----------------------------------------------------------------------------------------------------------------------------------

18

FUND TRUSTEES AND
OFFICERS (UNAUDITED)

================================================================================

                       POSITION(S)
                       HELD WITH THE
NAME, ADDRESS          TRUST AND
AND DATE OF            LENGTH OF
BIRTH                  TIME SERVED         PRINCIPAL OCCUPATIONS DURING THE PAST 5 YEARS
----------------------------------------------------------------------------------------------------------------------------------
OFFICERS OF THE
TRUST
----------------------------------------------------------------------------------------------------------------------------------
Janice M. Teague*      Vice President      Vice President (since November 1998) and Assistant
210 University         of the Trust        Secretary (since February 2000 and previously from
Blvd.                  (since November     September 1996 to November 1998) and Secretary
Suite 800              1998) and           (November 1998 to February 2000) of the Berger
Denver, CO 80206       Assistant           Funds. Vice President (since October 1997),
                       Secretary (since    Secretary (since November 1998) and Assistant
DOB: 1954              February 2000)      Secretary (October 1996 through November 1998)
                                           with Berger Financial Group LLC. Vice President
                                           and Secretary with Berger Distributors LLC (since
                                           August 1998). Vice President and Secretary of Bay
                                           Isle Financial LLC (since January 2002). Formerly,
                                           self-employed as a business consultant (from June
                                           1995 through September 1996).
----------------------------------------------------------------------------------------------------------------------------------
Andrew J. Iseman*      Vice President      Vice President of the Berger Funds (since March
210 University         of the Trust        2001). Vice President (since September 1999) and
Blvd.                  (since March        Chief Operating Officer (since November 2000) of
Suite 800              2001)               Berger Financial Group LLC. Manager (since
Denver, CO 80206                           September 1999) and Director (June 1999 to
                                           September 1999) of Berger Distributors LLC. Vice
DOB: 1964                                  President-Operations (February 1999 to November
                                           2000) of Berger Financial Group LLC. Associate
                                           (November 1998 to February 1999) with DeRemer &
                                           Associates (a consulting firm). Vice President-
                                           Operations (February 1997 to November 1998) and
                                           Director of Research and Development (May 1996 to
                                           February 1997) of Berger Financial Group LLC.
----------------------------------------------------------------------------------------------------------------------------------
Anthony R. Bosch*      Vice President      Vice President of the Berger Funds (since February
210 University         of the Trust        2000). Vice President (since June 1999) and Chief
Blvd.                  (since February     Legal Officer (since August 2000) with Berger
Suite 800              2000)               Financial Group LLC. President, Chief Executive
Denver, CO 80206                           Officer, Manager (since December 2002), Vice
                                           President (from September 2001 to December 2002)
DOB: 1965                                  and Chief Compliance Officer (since September
                                           2001) with Berger Distributors LLC. Vice President
                                           of Bay Isle Financial LLC (since January 2002).
                                           Formerly, Assistant Vice President of Federated
                                           Investors, Inc. (December 1996 through May 1999),
                                           and Attorney with the U.S. Securities and
                                           Exchange Commission (June 1990 through December
                                           1996).
----------------------------------------------------------------------------------------------------------------------------------
Brian S.  Ferrie*      Vice President      Vice President of the Berger Funds (since November
210 University         of the Trust        1998). Vice President (since February 1997),
Blvd.                  (since November     Treasurer and Chief Financial Officer (since March
Suite 800              1998)               2001) and Chief Compliance Officer (from August
Denver, CO 80206                           1994 to March 2001) with Berger Financial Group
                                           LLC. Vice President (since May 1996), Treasurer
DOB: 1958                                  and Chief Financial Officer (since March 2001) and
                                           Chief Compliance Officer (from May 1996 to
                                           September 2001) with Berger Distributors LLC.
----------------------------------------------------------------------------------------------------------------------------------

Berger IPT - International Fund o December 31, 2002 Annual Report

                        POSITION(S)
                        HELD WITH THE
NAME, ADDRESS           TRUST AND
AND DATE OF             LENGTH OF
BIRTH                   TIME SERVED         PRINCIPAL OCCUPATIONS DURING THE PAST 5 YEARS
----------------------------------------------------------------------------------------------------------------------------------
OFFICERS OF THE
TRUST
----------------------------------------------------------------------------------------------------------------------------------
John A. Paganelli*      Vice President      Vice President (since November 1998), Treasurer
210 University          (since November     (since March 2001) and Assistant Treasurer
Blvd.                   1998) and           (November 1998 to March 2001) of the Berger Funds.
Suite 800               Treasurer (since    Vice President (since November 1998) and Manager
Denver, CO 80206        March 2001)         of Accounting (January 1997 through November 1998)
                        of the Trust        with Berger Financial Group LLC. Formerly, Manager
DOB: 1967                                   of Accounting (December 1994 through October 1996)
                                            and Senior Accountant (November 1991 through
                                            December 1994) with Palmeri Fund Administrators,
                                            Inc.
----------------------------------------------------------------------------------------------------------------------------------
Sue Vreeland*           Secretary of the    Secretary of the Berger Funds (since February
210 University          Trust (since        2000). Assistant Secretary of Berger Financial
Blvd.                   February 2000)      Group LLC and Berger Distributors LLC (since June
Suite 800                                   1999) and Bay Isle Financial LLC (since December
Denver, CO 80206                            2001). Formerly, Assistant Secretary of the Janus
                                            Funds (from March 1994 to May 1999), Assistant
                                            Secretary of Janus Distributors, Inc. (from June
DOB: 1948                                   1995 to May 1997) and Manager of Fund
                                            Administration for Janus Capital Corporation (from
                                            February 1992 to May 1999).
----------------------------------------------------------------------------------------------------------------------------------
David C. Price,         Assistant Vice      Assistant Vice President (since March 2001) of the
CPA*                    President of the    Berger Funds. Assistant Vice President-Compliance
210 University          Trust (since        (since March 2001) and Manager-Compliance (October
Blvd.                   March 2001)         1998 through March 2001) with Berger Financial
Suite 800                                   Group LLC. Formerly, Senior Auditor (August 1993
Denver, CO 80206                            through August 1998) with PricewaterhouseCoopers
                                            LLP, a public accounting firm.
DOB: 1969
----------------------------------------------------------------------------------------------------------------------------------
Lance V. Campbell,      Assistant           Assistant Treasurer (since March 2001) of the
CFA, CPA*               Treasurer of the    Berger Funds. Assistance Vice President (since
210 University          Trust (since        January 2002) and Manager of Investment Accounting
Blvd.                   March 2001)         (August 1999 through January 2002) with Berger
Suite 800                                   Financial Group LLC. Formerly, Senior Auditor
Denver, CO 80206                            (December 1998 through August 1999) and Auditor
                                            (August 1997 through December 1998) with
DOB: 1972                                   PricewaterhouseCoopers LLP, a public accounting
                                            firm, and Senior Fund Accountant (January 1996
                                            through July 1997) with INVESCO Funds Group.
----------------------------------------------------------------------------------------------------------------------------------

*Interested person (as defined in the Investment Company Act of 1940) of the Fund and/or of the Fund's adviser or sub-adviser.

Additional information about the Fund and its trustees is available in the Fund's Statement of Additional Information, which can be obtained free of charge by writing or calling the Fund at:

Berger Funds
P.O. Box 219958
Kansas City, MO 64121-9958
(800) 333-1001
bergerfunds.com

Berger IPT - International Fund o December 31, 2002 Annual Report

                                                                       IPTINT'LA

[BERGER FUNDS LOGO]